FINANCIAL INSTRUMENTS (Schedule of Fair Values of Derivative Instruments) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	$ 116	$ 161
Derivative liability, fair value	108	110
Foreign Currency Contract [Member] | Accounts and Notes Receivable - Other [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	9	4
Foreign Currency Contract [Member] | Accounts and Notes Receivable - Other [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	77	125
Commodity Contract [Member] | Accounts and Notes Receivable - Other [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	7	4
Commodity Contract [Member] | Accounts and Notes Receivable - Other [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	23	28
Foreign Currency Contract [Member] | Accounts Payable - Other [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	20	3
Foreign Currency Contract [Member] | Accounts Payable - Other [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	64	65
Commodity Contract [Member] | Accounts Payable - Other [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	8	0
Commodity Contract [Member] | Accounts Payable - Other [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	16	42
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	16	8
Derivative liability, fair value	28	3
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	100	153
Derivative liability, fair value	$ 80	$ 107